Related Parties (Details) - Schedule of shareholders and other related parties’ benefits - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of shareholders and other related parties’ benefits [Abstract]
Salary and related expenses – officers and directors	$ 1,923	$ 1,042	$ 795
Share based payment – officers and directors	$ 3,745	$ 5,876	$ 1,805